UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06120

Exact name of registrant as specified in charter:	Aberdeen Israel Fund, Inc.

Address of principal executive offices:	c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	December 31

Date of reporting period:	9/30/10

Item 1: Schedule of Investments

Aberdeen Israel Fund, Inc.
Portfolio of Investments
September 30, 2010 (unaudited)

No. of Shares	Description	Value

EQUITY OR EQUITY-LINKED SECURITIES-97.2%
ISRAEL-96.9%

AEROSPACE & DEFENSE-1.6%
23,000	Elbit Systems Ltd.(a)	$ 1,223,369

CHEMICALS-17.0%
301,000	Frutarom Industries Ltd.(a)	2,973,818
526,500	Israel Chemicals Ltd.(a)	7,394,535
2,705	The Israel Corp., Ltd.(a)(b)	2,590,342
		12,958,695

COMMERCIAL BANKS-17.4%
525,000	Bank Hapoalim Ltd.(a)(b)	2,407,877
826,000	Bank Leumi Le-Israel Ltd.(a)(b)	3,851,464
20,000	First International Bank Of Israel Ltd.(a)	295,864
718,900	Mizrahi Tefahot Bank Ltd.(a)	6,647,556
		13,202,761

DIVERSIFIED TELECOMMUNICATION SERVICES-9.0%
2,751,000	Bezeq Israeli Telecommunication Corp. Ltd.(a)	6,840,986

FOOD & STAPLES RETAILING-5.8%
98,000	Blue Square-Israel Ltd.(a)	1,331,658
515,000	Shufersal Ltd.(a)	3,090,322
		4,421,980

FOOD PRODUCTS-2.5%
124,000	Osem Investments Ltd.(a)	1,922,796

INSURANCE-4.2%
61,750	Harel Insurance Investments & Financial Services Ltd.(a)	3,215,162

MACHINERY-0.2%
7,000	Plasson Ltd.(a)	176,265

PAPER & FOREST PRODUCTS-1.6%
15,602	Hadera Paper Ltd.(a)(b)	1,221,152

PHARMACEUTICALS-17.9%
89,000	Perrigo Co.(a)	5,997,882
143,820	Teva Pharmaceutical Industries Ltd., ADR	7,586,505
		13,584,387

SOFTWARE-11.7%
193,853	Check Point Software Technologies Ltd.(b)	7,158,991
32,000	NICE Systems Ltd., ADR(b)	1,001,280
57,000	Retalix Ltd.(a)(b)	707,446
		8,867,717

SPECIALTY RETAIL-4.5%
525,500	Golf & Co., Ltd.(a)	3,393,846

VENTURE CAPITAL-3.5%
1,250,001(c)	ABS GE Capital Giza Fund, L.P.(a)(b)(d)	82,625
1,674,588(c)	BPA Israel Ventures LLC(a)(b)(d)(e)	476,377
2,000,000(c)	Concord Ventures Fund II, L.P.(a)(b)(d)	303,186
250,440(c)	Delta Fund I, L.P.(a)(b)(d)	119,629
1,250,000(c)	Giza GE Venture Fund III L.P.(a)(b)(d)	254,450
1,000,000(c)	K.T. Concord Venture Fund L.P.(a)(b)(d)	44,771
686,184(c)	Neurone Ventures II, L.P.(a)(b)(d)(e)	195,356
1,000,000(c)	Pitango Fund II LLC(a)(b)(d)	108,528
2,001,470(c)	SVE Star Ventures Enterprises GmbH & Co. No. IX KG(a)(b)(d)	491,181
1,345,438(c)	Walden-Israel Ventures III, L.P.(a)(b)(d)(e)	606,738
		2,682,841
	Total Israel (cost $52,456,212)	73,711,957

GLOBAL-0.3%

VENTURE CAPITAL-0.3%

2,237,292(c)	Emerging Markets Ventures I, L.P.(a)(b)(d)(e) (cost $860,088)	234,603

Total Equity or Equity-Linked Securities (cost $53,316,300)		73,946,560

SHORT-TERM INVESTMENT-2.0%

Principal Amount (000's)

UNITED KINGDOM-2.0%
$1,482	Citibank London, overnight deposit, 0.03%, 10/01/10 (cost $1,482,000)	1,482,000

	Total Investments-99.2% (cost $54,798,300)	75,428,560

	Cash and Other Assets in Excess of Liabilities-0.8%	627,730

	Net Assets-100.0%	$ 76,056,290

(a) Security was fair valued as of September 30, 2010. Security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

(b) Non-income producing security.

(c) Represents contributed capital.

(d) Restricted security, not readily marketable.

(e) As of September 30, 2010, the aggregate amount of open commitments for the Fund is $992,683.

ADR	American Depositary Receipts.

Security Valuation - Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Fund’s Board. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board. In the event such quotes are not available from such pricing agents, then the security may be priced based on bid quotations from broker-dealers. Short-term debt securities such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. The fair value of each such security generally is calculated by applying a valuation factor provided by the independent pricing service to the last sales price for that security. If the pricing service is unable to provide a fair value for a security, the security will continue to be valued at the last sale price at the close of the exchange on which it is principally traded, subject to adjustment by the Fund’s Pricing Committee. When the fair value prices are utilized, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets.

The Fund values restricted securities at fair value. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board under procedures established by the Board in the absence of readily ascertainable market values.

Security	Acquisition Date(s)	Cost	Fair Value At 09/30/10	Percent of Net Assets	Distributions Received	Open Commitments
ABS GE Capital Giza Fund, L.P.	02/03/98 - 02/13/02	$ 985,303	$82,625	0.11	$ 1,660,765	$ -
BPA Israel Ventures LLC	10/05/00 - 12/09/05	1,160,529	476,377	0.63	97,293	625,412
Concord Ventures Fund II, L.P.	09/29/00 - 12/15/06	1,316,619	303,186	0.40	166,126	-
Delta Fund I, L.P.	11/15/00 - 03/28/07	167,473	119,629	0.16	57,937	-
Emerging Markets Ventures I, L.P.	01/22/98 - 01/10/06	860,088	234,603	0.31	2,443,399	262,708
Giza GE Venture Fund III, L.P.	01/31/00 - 11/23/06	834,089	254,450	0.33	329,171	-
K.T. Concord Venture Fund L.P.	12/08/97 - 09/29/00	595,042	44,771	0.06	660,194	-
Neurone Ventures II, L.P.	11/24/00 - 03/20/09	187,218	195,356	0.26	297,649	75,000
Pitango Fund II, LLC	10/31/96 - 08/01/01	388,547	108,528	0.14	1,175,618	-
SVE Star Ventures Enterprises GmbH & Co. No. IX KG	12/21/00 - 08/08/08	1,536,591	491,181	0.64	380,279	-
Walden-Israel Ventures III, L.P	02/23/01 - 11/02/06	856,151	606,738	0.80	942,976	29,563
Total		$ 8,887,650	$ 2,917,444	3.84	$8,211,407	$ 992,683

The Fund may incur certain costs in connection with the disposition of the above securities.

The Fund is required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments.
Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, information provided by the General Partner or investee companies such as publicly traded prices, financial statements, capital statements, recent transactions, and general market conditions.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's investments carried at value:

Investments, at value	Level 1*	Level 2*	Level 3*	Balance as of 09/30/2010
Aerospace & Defense	$ –	$ 1,223,369	$ –	$ 1,223,369
Chemicals	–	12,958,695	–	12,958,695
Commercial Banks	–	13,202,761	–	13,202,761
Diversified Telecommunication Services	–	6,840,986	–	6,840,986
Food & Staples Retailing	–	4,421,980	–	4,421,980
Food Products	–	1,922,796	–	1,922,796
Insurance	–	3,215,162	–	3,215,162
Machinery	–	176,265	–	176,265
Paper & Forest Products	–	1,221,152	–	1,221,152
Pharmaceuticals	7,586,505	5,997,882	–	13,584,387
Software	8,160,271	707,446	–	8,867,717
Specialty Retail	–	3,393,846	–	3,393,846
Venture Capital	–	–	2,917,444	2,917,444
Short-Term Investments	–	1,482,000	–	1,482,000
Total	$ 15,746,776	$ 56,764,340	$ 2,917,444	$ 75,428,560

At September 30, 2010 , there were no significant transfers in or out of Level 1, Level 2 and Level 3 fair value measurements.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 12/31/2009	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases (sales)	Net transfers in and/or out of Level 3	Balance as of 09/30/2010
Venture Capital	$3,290,012	$-	$-	$(372,568)	$-	$-	$2,917,444
Total	$3,290,012	$-	$-	$(372,568)	$-	$-	$2,917,444

For the period ending September 30, 2010, there have been no significant changes to the fair value methodologies.

Short-Term Investment - The Fund sweeps available cash into a short-term time deposit available through Brown Brothers Harriman & Co., the Fund’s custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

Federal Income Tax Cost - At September 30, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $ 54,798,300, $ 26,874,250, $ (6,243,990) and $20,630,260, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

Subsequent Events- Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to as of September 30, 2010.

Item 2: Controls and Procedures

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Israel Fund, Inc.

By:          /s/ Christian Pittard__________
Christian Pittard,
President of
Aberdeen Israel Fund, Inc.

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:           /s/ Christian Pittard__________
Christian Pittard,
President of
Aberdeen Israel Fund, Inc.

                Date: November 24, 2010

By:          /s/ Andrea Melia__________
Andrea Melia,
Treasurer of
Aberdeen Israel Fund, Inc.

Date: November 24, 2010